Summary Of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years days	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Definite-lived intangible assets useful life maximum, years	25
Impairment charges of goodwill and indefinite-lived intangible assets	$ 0	$ 0	$ 0
Decrease in net revenues	$ 0	$ 11	$ 0
Number of days past due to reach non-accrual status	90
Uncertain tax position recognition threshold	the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.
Machinery And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Definite lived asset, useful life maximum, years	25
Buildings And Building Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Definite lived asset, useful life maximum, years	50